Derivative financial instruments and Short positions	12 Months Ended
Dec. 31, 2019
Derivative financial instruments and Short positions [Abstract]
Derivative financial instruments and Short positions

8.     Derivative financial instruments and Short positions

The main risk factors associated to derivatives contracted are related to exchange rates, interest rates and equities. To manage these and other market risk factors the Bank uses practices which include the measurement and follow up of the limit´s usage previously defined on internal committees, as well as the daily follow up of the portfolios values in risk, sensitivities and changes in the interest rate and exchange exposure, liquidity gaps, among other practices which allow the control and follow up on the main risk metrics that can affect the Bank´s position in the several markets which it acts. Based on this management model the Bank has accomplished its goal, using operations with derivatives, in optimize the relation risk/benefits even in situation with great volatility.

The derivatives fair value is determined through quotation of market prices. The swaps contracts fair value is determined using discounted cash flow modeling techniques, reflecting suitable risk factors. The fair value of NDF and Future contracts are also determined based on the quotation of market prices for derivatives traded in specific chamber (i.e.. stock Exchange for example) or using the same methodology applied for swap contracts. The fair value of options derivatives (call and put) is determined based on the mathematical models, such as Black & Scholes, using yield rates, implied volatilities and the fair value of the corresponding asset. The current market prices are used to price the volatilities. For the derivatives which do not have prices directly disclosed by specific chamber, their fair values are obtained through pricing models which use market information, based on disclosed prices of more liquid assets. Interest rate curves and market volatilities are extracted from theses prices to be used as first input in these models.

a) Trading and hedging derivatives

a.1) Derivatives Recorded in the Balance Sheet and Compensation Accounts

Portfolio Summary of Trading Derivative and Used as Hedge

	2019	2018	2017

Assets
Swap Differentials Receivable	14,634,863	14,640,289	15,781,207
Option Premiums to Exercise	1,065,753	716,936	553,217
Forward Contracts and Others	4,745,101	3,006,221	928,464
Total	20,445,717	18,363,446	17,262,888

Liabilities
Swap Differentials Payable	16,458,397	15,952,283	14,643,016
Option Premiums Launched	1,699,729	563,787	385,183
Forward Contracts and Others	4,271,852	1,950,765	1,649,287
Total	22,429,978	18,466,835	16,677,486

Summary by Category

Trading	2019		2018		2017

	Notional (1)	Fair Value (4)	Notional (1)	Fair Value (4)	Notional (1)	Fair Value (4)
Swap		(1,823,534)		(1,431,110)		1,108,760
Assets	282,164,189	147,010,930	177,233,869	44,487,274	202,081,214	57,294,179
CDI (Interbank Deposit Rates)	40,550,627	16,908,791	36,135,015	24,267,591	33,289,522	22,409,496
Fixed Interest Rate - Real	47,140,927	-	47,968,999	-	95,700,715	-
Indexed to Price and Interest Rates	2,388,118	-	2,581,215	-	5,592,892	-
Foreign Currency	192,084,517	130,102,139	90,495,240	20,219,683	67,493,635	34,884,683
Others	-	-	53,400	-	4,450	-
Liabilities	279,803,610	(148,834,464)	176,385,349	(45,918,384)	199,709,355	(56,185,419)
CDI (Interbank Deposit Rates)	24,353,405	-	11,801,600	-	16,664,176	-
Fixed Interest Rate - Real	67,937,624	(24,079,732)	88,317,044	(23,075,374)	114,055,076	(21,687,884)
Indexed to Price and Interest Rates	125,829,755	(123,445,067)	24,308,601	(21,775,017)	40,146,968	(34,107,210)
Foreign Currency	60,394,529	-	50,748,008	-	28,420,467	-
Others	1,288,297	(1,309,665)	1,210,096	(1,067,993)	422,668	(390,325)
Options	1,446,536,133	(1,222,465)	335,073,080	153,149	190,061,609	168,034
Purchased Position	678,089,904	381,706	149,076,796	716,936	87,503,833	553,217
Call Option - US Dollar	171,871	(281)	14,518,058	239,079	9,369,821	169,542
Put Option - US Dollar	1,456,975	4,355	8,893,620	90,736	5,130,392	42,389
Call Option - Other	98,154,363	818,664	3,118,344	131,297	1,953,481	59,220
Interbank Market	98,154,363	819,262	639,488	4,537	1,185,310	389
Others (2)	-	(598)	2,478,856	126,760	768,171	58,831
Put Option - Other	578,306,695	(441,032)	122,546,774	255,824	71,050,139	282,066
Interbank Market	578,306,695	(440,959)	121,782,816	217,726	70,295,282	257,943
Others (2)	-	(73)	763,958	38,098	754,857	24,123
Sold Position	768,446,229	(1,604,171)	185,996,284	(563,787)	102,557,776	(385,183)
Call Option - US Dollar	254,945	(1,472)	7,615,856	(101,034)	5,595,163	(117,059)
Put Option - US Dollar	263,994	(2,842)	12,160,912	(169,431)	5,919,598	(77,145)
Call Option - Other	174,166,802	(440,731)	31,679,919	(66,002)	19,880,180	(35,961)
Interbank Market	174,166,802	(440,959)	29,609,298	(13,195)	19,151,110	(515)
Others (2)	-	228	2,070,621	(52,807)	729,070	(35,446)
Put Option - Other	593,760,488	(1,159,126)	134,539,597	(227,320)	71,162,835	(155,018)
Interbank Market	593,760,488	(1,159,038)	133,703,672	(179,841)	70,494,622	(126,743)
Others (2)	-	(88)	835,925	(47,479)	668,213	(28,275)

Futures Contracts	433,873,180	-	289,508,200	-	161,725,596	-
Purchased Position	72,912,029	-	86,203,734	-	54,806,022	-
Exchange Coupon (DDI)	7,394,951	-	20,590,068	-	9,616,936	-
Interest Rates (DI1 and DIA)	55,430,519	-	32,690,685	-	26,456,303	-
Foreign Currency	9,978,419	-	32,456,813	-	16,733,437	-
Indexes (3)	-	-	466,168	-	1,780,311	-
Others	108,140	-	-	-	219,035	-
Sold Position	360,961,151	-	203,304,466	-	106,919,574	-
Exchange Coupon (DDI)	146,032,485	-	146,948,795	-	55,016,928	-
Interest Rates (DI1 and DIA)	196,170,105	-	54,160,203	-	51,135,994	-
Foreign Currency	17,305,604	-	1,992,574	-	745,849	-
Indexes (3)	290,254	-	202,894	-	20,803	-
Treasury Bonds/Notes	1,162,703	-	-	-	-	-
Forward Contracts and Others	169,401,317	473,249	90,910,841	1,055,456	47,823,561	(720,823)
Purchased Commitment	79,970,842	426,991	38,666,269	1,303,561	23,506,096	647,376
Currencies	79,969,759	426,986	38,095,625	1,250,706	21,525,220	618,007
Others	1,083	5	570,644	52,855	1,980,876	29,369
Sold Commitment	89,430,475	46,258	52,244,572	(248,105)	24,317,465	(1,368,199)
Currencies	89,426,698	46,170	51,958,529	(252,160)	22,096,104	(1,364,617)
Others	3,777	88	286,043	4,055	2,221,361	(3,582)

(1) Accrued notional.

(2) Includes options of index, mainly being options involving US treasury, shares and stock indexes.

(3) Includes Bovespa and S&P index.

(4) The balances of Swaps are disclosed netting the receivables and payables differentials per indexes. If the net balance is positive it is being disclosed on the asset side and if is negative on the liability side.

a.2) Derivatives Financial Instruments by Counterparty

Notional				2019
		Related	Financial
	Customers	Parties	Institutions (1)	Total
"Swap"	66,976,262	38,784,704	176,403,223	282,164,189
Options	17,041,979	154,903	1,429,326,073	1,446,522,955
Futures Contracts	1,430,470	-	432,442,712	433,873,182
Forward Contracts and Others	47,199,547	118,612,607	3,589,163	169,401,317
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2018
		Related	Financial
	Customers	Parties	Institutions (1)	Total
"Swap"	34,296,821	32,669,900	110,267,148	177,233,869
Options	14,636,017	1,086,323	319,350,740	335,073,080
Futures Contracts	-	-	289,508,200	289,508,200
Forward Contracts and Others	39,024,978	48,641,894	3,243,969	90,910,841
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Notional				2017
		Related	Financial
	Customers	Parties	Institutions (1)	Total
"Swap"	32,912,721	19,599,395	149,569,098	202,081,214
Options	11,263,513	1,240,309	177,557,787	190,061,609
Futures Contracts	-	-	161,725,596	161,725,596
Forward Contracts and Others	25,470,287	18,816,991	3,536,283	47,823,561
(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

a.3) Derivatives Financial Instruments by Maturity

Notional	2019
Up to	From 3 to	Over
3 Months	12 Months	12 Months	Total
"Swap"	58,298,876	106,268,113	117,597,200	282,164,189
Options	681,033,183	646,187,139	119,302,640	1,446,522,962
Futures Contracts	140,882,437	179,337,860	113,652,884	433,873,181
Forward Contracts and Others	91,779,011	50,070,366	27,551,940	169,401,317

Notional	2018
Up to	From 3 to	Over
3 Months	12 Months	12 Months	Total
"Swap"	12,347,864	70,975,477	177,233,869	260,557,210
Options	63,376,042	220,982,952	335,073,080	619,432,074
Futures Contracts	67,578,078	62,708,213	159,221,909	289,508,200
Forward Contracts and Others	31,255,384	19,469,147	40,186,310	90,910,841

Notional	2017
Up to	From 3 to	Over
3 Months	12 Months	12 Months	Total
"Swap"	20,705,247	51,021,102	130,354,865	202,081,214
Options	46,139,545	89,403,700	54,518,364	190,061,609
Futures Contracts	65,489,476	55,490,159	40,745,961	161,725,596
Forward Contracts and Others	25,015,557	14,250,495	8,557,509	47,823,561

a.4) Derivatives by Market Trading

Notional	Stock Exchange (1)	Over the Counter	2019
			Total
"Swap"	150,179,790	131,984,399	282,164,189
Options	1,423,788,845	22,734,117	1,446,522,962
Futures Contracts	433,873,181	-	433,873,181
Forward Contracts and Others	42,651,980	126,749,337	169,401,317
(1) Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2018
			Total
"Swap"	39,880,578	137,353,291	177,233,869
Options	307,644,530	27,428,550	335,073,080
Futures Contracts	289,508,200	-	289,508,200
Forward Contracts and Others	323,413	90,587,428	90,910,841
(1) Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2017
			Total
"Swap"	67,112,505	134,968,709	202,081,214
Options	172,144,700	17,916,909	190,061,609
Futures Contracts	161,725,596	-	161,725,596
Forward Contracts and Others	395,212	47,428,349	47,823,561
(1) Includes trades with B3 S.A.

a.5) Information on Credit Derivatives

Banco Santander uses credit derivatives with the objectives of performing counterparty risk management and meeting its customers' demands, performing protection purchase and sale transactions through credit default swaps and total return swaps, primarily related to Brazilian sovereign risk securities.

Total Return Swaps - TRS

Credit derivatives are where the exchange of the return of the reference obligation occurs through a cash flow and where, in the event of a credit event, the protection buyer is usually entitled to receive from the protection seller the equivalent of the difference between the and the fair value (market value) of the reference obligation on the settlement date of the contract.

Credit Default Swaps - CDS

These are credit derivatives where, in the event of a credit event, the protection buyer is entitled to receive from the protection seller the equivalent of the difference between the face value of the CDS agreement and the fair value (market value) of the reference obligation on the settlement date of the contract. In return, the seller receives compensation for the sale of the protection.

Below, the composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity.

		2019		2018

	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap
Credit Swaps	2,435,880	-	1,959,128	416,541
Total	2,435,880	-	1,959,128	416,541

(*) In 2017, there was no CDS operations that the Bank was into.

Value referring to the premium paid on CDS for use as collateral (transfer of risks) in the amount of R$602.

The effect in the Required Stockholder's Equity of the risk received was R$3.286.

During the period, there was no occurrence of credit event related to the events generated by the contracts.

		2019		2018
	Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total
Per Instrument
CDS	2,435,880	2,435,880	1,959,128	1,959,128
Total	2,435,880	2,435,880	1,959,128	1,959,128
Per Risk Classification
Below Investment Grade	2,435,880	2,435,880	1,959,128	1,959,128
Total	2,435,880	2,435,880	1,959,128	1,959,128
Per Reference Entity
Brazilian Government	2,435,880	2,435,880	1,959,128	1,959,128
Total	2,435,880	2,435,880	1,959,128	1,959,128

a.6) Hedge Accounting

There are three types of hedge accounting: Fair Value Hedge, Cash Flow Hedge and Foreing Currency Investments Hedge.

The derivatives used as hedging instruments are represented as follows:

Fair Value Hedge

Banco Santander's fair value hedging strategy consists of hedging the exposure to changes in fair value related to recognized assets and liabilities

The fair value strategy adopted by management segregates transactions by risk factor (e.g. Real/Dollar foreign exchange risk, fixed Reais interest rate risk, Dollar foreign exchange coupon risk, inflation risk, interest rate risk, etc.). The transactions generate exposures that are consolidated by risk factor and compared with internal pre-established limits.

In order to hedge the changes of fair value in receivables and interest payments, Santander uses interest rate Swap contracts related to pre-fixed (pre defined interest rate at inception) assets and liabilities.

Banco Santander applies fair value hedge as follows:

•  Designates Foreign Currency + Coupon versus %CDI and Pre - Real Interest Rate or contracts dollar futures (DOL, DDI/DI) as derivatives instruments in Hedge Accounting structures, with foreign currency loan operations being the object of such transactions.

• The Bank has a portfolio of credit assets denominated in US dollars at the fixed rate in the balance sheet of Santander EFC, whose operations are recorded in Euro. As a way of managing this mismatch, the Bank designates each Euro Floating Foreign Currency swap versus Fixed Dollar as the market risk hedge of the corresponding loan.

• The Bank has a portfolio of assets indexed to the Euro and traded at offshore branches. In the transaction, the value of the asset in Euro will be converted to the Dollar by the rate of the exchange contract of the transaction. As from the conversion, the principal amount of the funding, already expressed in US dollars, will be adjusted by a floating or fixed rate. The assets will be covered with Swap Cross Currency in order to cross the risk in Euro for LIBOR + Coupon.

• The Bank has a pre-fixed interest rate risk generated by government securities (NTN-F and LTN) in the Financial Assets portfolio measured through Other Comprehensive Income. To manage this mismatch, the entity contracts DI futures on the Stock Exchange and designates them as a derivative instrument in a hedge accounting framework.

• The Bank has a risk to the IPCA (Broad pricing to consumers index) generated by debentures in the portfolio of securities available for sale. To manage this mismatch, it contracts IPCA (DAP) futures on the Stock Exchange and designates them as a derivative instrument in a Hedge Accounting structure.

In order to assess the effectiveness and measure the ineffectiveness of the strategies, the institution complies with international accounting standard IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure and be repeated periodically (prospective and retrospective tests) in order to demonstrate that the hedge ratio remains effective.

To assess the effectiveness and measure the ineffectiveness of the strategies, the Bank follows IAS 39, which requires that the effectiveness test be performed at the beginning (prospective test) of the hedge structure, and repeated periodically (prospective and retrospective test) to demonstrate that the hedge relationship remains effective.

a) Prospective test: according to the standard, the prospective test must be done on the start date (inception) and quarterly to demonstrate that the expectation regarding the effectiveness of the hedge relationship is high.

a.1) The initial prospective test (at inception): it is restricted to a qualitative review of the critical terms and conditions of the instrument and the hedged object, to a conclusion that changes in the market value of both instruments are expected to completely cancel each other out.

a.2) The prospective periodic test: the sensitivity of the present value of the hedged object and the hedging instrument to a parallel variation of 10 Basis Points in the interest rate curve will be computed periodically. For the purposes of effectiveness, the ratio of the two sensitivities must be between 80% and 125%.

b) Retrospective test: the retrospective effectiveness test will be conducted by comparing the market to market (mtm) variation of the hedge instrument from the beginning date with the variation of the hedge object's mtm from the beginning.

In fair value hedges, gains or losses, both on hedge instruments and on hedged items (attributable to the type of risk being protected) are recognized directly in the consolidated income statement.

		2019		2018		2017
Hedge Structure	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion
Fair Value Hedge
Government Bonds (LTN, NTN-F)	(2,853,807)	-	(1,381,156)	-	(388,446)	-
Eurobonds	-	-	-	-	-	-
LEA Government Bonds	(61,761)	-	(191,472)	-	(1,200)	-
Resolution 2,770	(94)	-	689	-	304	-
Trade Finance Off	(4,015)	-	(58,020)	-	(57,386)	-
Total	(2,919,677)	-	(1,629,959)	-	(446,728)	-

						12/31/2019
			Hedge Instruments			Hedge Objects
	Accrued	Adjustment to	Accounting	Accrued	Adjustment to	Accounting
Strategies	Cost	Market Value	Value	Cost	Market Value	Value
Swap Contracts	3,249,742	101,264	3,351,005	3,555,326	662,773	4,218,099
Credit Operations Hedge	1,118,210	28,993	1,147,202	1,423,809	63,231	1,487,040
Hedge of Securities	2,131,532	72,271	2,203,802	2,131,517	599,542	2,731,059
Future Contracts	789,631	-	789,631	45,427,125	3,000,490	48,427,614
Hedge of Securities	789,631	-	789,631	45,427,125	3,000,490	48,427,614

						12/31/2018
			Hedge Instruments			Hedge Objects
	Accrued	Adjustment to	Accounting	Accrued	Adjustment to	Accounting
Strategies	Cost	Market Value	Value	Cost	Market Value	Value
Swap Contracts	3,908,082	140,447	4,048,529	3,921,249	65,014	3,986,263
Credit Operations Hedge	1,152,249	115,180	1,267,429	1,166,387	50,668	1,217,055
Hedge of Securities	2,755,833	25,267	2,781,100	2,754,862	14,346	2,769,208
Future Contracts	41,286,091	-	41,286,091	44,130,671	(205,941)	43,924,730
Hedge of Securities	41,286,091	-	41,286,091	44,130,671	(205,941)	43,924,730

						12/31/2017
			Hedge Instruments			Hedge Objects
	Accrued	Adjustment to	Accounting	Accrued	Adjustment to	Accounting
Strategies	Cost	Market Value	Value	Cost	Market Value	Value
Swap Contracts	3,027,723	108,626	3,136,349	3,049,206	77,623	3,126,829
Credit Operations Hedge	1,286,522	109,604	1,396,126	1,302,830	79,496	1,382,326
Hedge of Securities	1,741,201	(978)	1,740,223	1,746,376	(1,873)	1,744,503
Future Contracts	22,206,615	-	22,206,615	24,415,397	364,434	24,779,831
Hedge of Securities	22,206,615	-	22,206,615	24,415,397	364,434	24,779,831

(*) The Bank has market risk hedge strategies, the objects of which are assets in its portfolio, which is why we demonstrate the passive edge of the respective instruments. For structures whose instruments are futures, we show the balance of the calculated daily adjustment, recorded in a clearing account.

a.6.I) Cash Flow Hedge

The Bank's cash flow hedge strategies consist of hedging exposure to changes in cash flows, interest payments and exchange rate exposure, which are attributable to changes in interest rates on recognized assets and liabilities and changes exchange rates for unrecognized assets and liabilities.

The Bank applies the cash flow hedge as follows:

• Enters into fixed-rate asset swaps and foreign currency liabilities and designates them as a hedging instrument in a Cash Flow Hedge structure, with the object of foreign currency loan operations negotiated with third parties through offshore agencies and securities Brazilian foreign debt held to maturity.

• It contracts Dollar futures or DDI + DI futures (Synthetic Dollar Futures) and designates them as a protection instrument in a Cash Flow Hedge structure, having as object item the Bank's credit portfolio in Dollars and Promissory Notes in securities portfolio available for sale.

• The Bank has a post-fixed interest rate risk (varies according to an index) arising from the treasury bills of credit classified as available for sale, which present expected cash flows subject to Selic variations over their duration. To manage these fluctuations, the Bank contracts DI futures and designates them as a protection instrument in a Cash Flow Hedge structure.

• Banco RCI Brasil SA has hedge operations whose purpose is to raise funds with bills of exchange (LF), bills of exchange (LC) and certificates of interbank deposits (CDI) indexed to CDI and uses interest rate swaps to make pre-fixed funding and predicting future cash flows.

To assess the effectiveness and measure the ineffectiveness of these strategies, Banco Santander follows IAS 39, which indicates that the effectiveness test must be carried out in the design / start of the hedge structure (prospective test) and repeated periodically (prospective and retrospective test) for demonstrate that the expectation of the hedge relationship remains effective (between 80 and 125%).

In this hedge strategy, the effectiveness tests (prospective / retrospective) are conducted by comparing two proxies, one for the hedged object and the other for the instrument.

a) Prospective Test: according to the regulations, the prospective test must be performed on the start date and quarterly to demonstrate that the expectation regarding the effectiveness of the hedge relationship is high, however the tests are carried out monthly for proactive monitoring and more efficient projections, in addition to better maintenance of testing-related routines.

a.1) Periodic Prospective Test: Market Risk makes the projections of three scenarios for the tests, being: 1st 10bps on the curve; 2nd 50bps on the curve and 3rd 100bps on the curve. Using the validated estimates, prospective tests are performed by valuing the two variable legs of the transaction to market.

a.2) Initial Prospective Test: the methodology of the periodic prospective test should also be applied on the start date of each new strategy.

b) Retrospective test: it must be performed monthly with historical data to demonstrate cumulatively that the hedge was effective, according to the methodology presented above. Any ineffectiveness is recognized in the income statement.

The Ineffective portion is recognized through the prospective hedge test.

Effectiveness should be between 80% and 125%.

In cash flow hedges, the effective portion of the variation in the value of the hedge instrument is temporarily recognized in equity under the caption “Other comprehensive income - cash flow hedges” (Note 26) until the anticipated transactions occur, when this portion is recognized in the consolidated income statement, except if the anticipated transactions result in the recognition of non-financial assets or liabilities, this portion will be included in the cost of the financial asset or liability. The non-effective portion of the variation in the value of foreign exchange hedge derivatives and the ineffective portion of the gains and losses on cash flow hedge instruments in an operation abroad is recognized directly in “Gains (losses) on financial assets and liabilities (net)” in the income statements.

		2019		2018		2017
Hedge Structure	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion	Accumulated Effective Portion	Ineffective Portion
Cash Flow Hedge
Eurobonds	(6,074)	-	(8,925)	-	(25,576)	-
Trade Finance Off	139,852	-	(16,453)	(3,981)	(94,896)	9,267
Government Bonds (LFT)	503,665	-	331,922	-	129,995	-
Bancary Deposit Receipt - CDB	-	-	1,225	-	129,995	-
Total	637,443	-	307,769	(3,981)	139,518	9,267

				12/31/2019
			Hedge Instruments	Hedge Object
	Accrued	Adjustment to	Market	Accrued
Strategies	Cost	Market Value	Value	Cost
Swap Contracts	1,361,658	35,110	1,396,768	1,324,685
Credit Operations Hedge	435,872	(3,494)	432,378	399,831
Hedge of Securities	925,786	38,604	964,390	924,854
Future Contracts	54,460,972	-	54,460,972	7,726,566
Credit Operations Hedge (1)	50,975,253	-	50,975,253	4,506,878
Hedge of Securities	3,485,719	-	3,485,719	3,219,688

				12/31/2018
			Hedge Instruments	Hedge Object
	Accrued	Adjustment to	Market	Accrued
Strategies	Cost	Market Value	Value	Cost
Swap Contracts	2,227,004	(24,206)	2,202,798	2,423,678
Credit Operations Hedge	1,032,283	68,730	1,101,012	1,198,921
Hedge of Securities	1,194,721	(92,936)	1,101,786	1,224,757
Future Contracts	44,541,939	-	44,541,939	17,224,115
Credit Operations Hedge (1)	44,000,952	-	44,000,952	16,910,915
Hedge of Securities	540,987	-	540,987	313,200

(*) The Bank has cash flow hedge strategies, the objects of which are assets in its portfolio, which is why we have shown the liability side of the respective instruments. For structures whose instruments are futures, we show the notional's balance, recorded in a memorandum account.

(1) Updated value of the instruments on December 31, 2019 is R$8,425,386 (12/31/2018 - R$16,738,641).

In Consolidated, the mark-to-market effect of swap and future asset contracts corresponds to a credit in the amount of R$11,063 (12/31/2018 - R$19,523) and is recorded in equity, reduced tax effects, of which R$6,327 will be realized against revenue in the next twelve months.

a.7) Derivative Financial Instruments - Margins Pledged as Guarantee

The margin given in guarantee for transactions traded at B3 S.A. with its own and third party derivative financial instruments is composed of federal public securities.

	2019	2018	2017

Financial Treasury Letters - LFT	5,342,992	7,552,926	708,960
National Treasury Letters - LTN	1,086,556	3,392,886	4,371,286
National Treasury Notes - NTN	660,918	873,134	1,193,315
Total	7,090,466	11,818,946	6,273,561

b) Short Positions

As of December 31, 2019, the balance of short positions totaled R$23,501,417 (2018 - R$32,695,677 and 2017 - R$32,808,392) which includes the amount of financial liabilities resulting from the direct sale of financial assets purchased under commitments for resale or borrowed.